REVENUE RECOGNITION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
REVENUE RECOGNITION

2.    REVENUE RECOGNITION

The following tables disaggregate net sales by channel and geography:

	Nine months ended
	September 30,
	2021	2020
U.S. state and local agencies (a)	$179,385	$171,552
Commercial	27,102	25,117
U.S. federal agencies	37,365	43,632
International	74,647	51,691
Other	5,252	5,027
Net sales	$323,751	$297,019

(a)Includes all Distribution sales

	Nine months ended
	September 30,
	2021	2020
United States	$249,104	$245,328
International	74,647	51,691
	$323,751	$297,019

Contract Liabilities

Contract liabilities are recorded as a component of other liabilities when customers remit cash payments in advance of the Company satisfying performance obligations which are satisfied at a future point of time. Contract liabilities are reduced when the performance obligation is satisfied. Contract liabilities are included in accrued liabilities in the Company’s consolidated balance sheets and totaled $9,044 and $6,485 at September 30, 2021 and December 31, 2020, respectively. Revenue recognized during the nine months ended September 30, 2021 from amounts included in contract liabilities at December 31, 2020 was $4,785.

Remaining Performance Obligations

As of September 30, 2021, we had $25,851 of remaining performance obligations, which included amounts that will be invoiced and recognized in future periods. The remaining performance obligations are limited only to arrangements that meet the definition of a contract under ASC Topic 606, Revenue from Contracts with Customers, as of September 30, 2021. We expect to recognize approximately 61% of this balance over the next twelve months and expect the remainder to be recognized in the following two years.

5.    REVENUE RECOGNITION

The following tables disaggregate net sales by channel and geography:

	Year ended December 31,
	2020	2019
U.S state and local agencies(a)	$230,706	$219,482
Commercial	35,648	32,837
U.S. federal agencies	63,267	74,756
International	68,669	89,367
Other	6,352	4,294
Net sales	$404,642	$420,736

(a) Includes all Distribution sales

	Year ended December 31,
	2020	2019
United States	$335,973	$331,369
International	68,669	89,367
	$404,642	$420,736

Revenue by product is not disclosed, as it is impractical to do so.

Contract Liabilities

Contract liabilities are recorded as a component of other liabilities when customers remit cash payments in advance of the Company satisfying performance obligations which are satisfied at a future point of time. Contract liabilities are derecognized when the performance obligation is satisfied. Contract liabilities are included in accrued liabilities in the Company’s consolidated balance sheets and totaled $6,485 and $2,072, at December 31, 2020 and 2019, with all of the 2019 contract liabilities being recognized in revenue during the year ended December 31, 2020.

Remaining Performance Obligations

As of December 31, 2020, we had $27,516 of remaining performance obligations, which included amounts that will be invoiced and recognized in future periods. The remaining performance obligations are limited only to arrangements that meet the definition of a contract under Topic 606 as of December 31, 2020. We expect to recognize 89% of this balance over the next twelve months and expect the remainder to be recognized in the following two years.